FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
FINANCIAL ASSETS
Cash and cash equivalents	$ 2,500	$ 4,379	$ 2,441	$ 2,272
Certificates of deposit	1,840	1,843
Investment securities - held to maturity	3,495	3,995
Mortgage-backed securities - held to maturity	97,106	108,331
Net loans receivable	91,032	90,588
Accrued interest receivable	744	1,219
FHLB stock	6,564	7,010
Bank owned life insurance	4,907	4,789
Deposits
Savings accounts	44,541	43,740
Money market accounts	21,743	19,958
Certificates of deposit	35,063
FHLB advances - fixed rate	15,000	15,000
FHLB advances - variable rate	85,000	85,000
FHLB short-term advances	59,159	70,828
Other short-term advances	7,000
Accrued interest payable	487	823
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	96,488	107,488
Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	618	883
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,500	4,379
Certificates of deposit	1,840	1,843
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	744	1,219
FHLB stock	6,564	7,010
Bank owned life insurance	4,907	4,789
Deposits
Non-interest-bearing accounts	22,657	19,770
Interest-earning checking	25,075	23,541
Savings accounts	44,541	43,740
Money market accounts	21,743	19,958
Certificates of deposit
Advance payments by borrowers for taxes and insurance	2,256	2,065
FHLB advances - fixed rate
FHLB advances - variable rate	85,000	85,000
FHLB short-term advances	59,159	70,828
Other short-term advances	7,000
Accrued interest payable	487	823
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - held to maturity	3,622	4,080
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate
FHLB advances - variable rate
FHLB short-term advances
Other short-term advances
Accrued interest payable
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	96,042	107,832
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - held to maturity
Net loans receivable	98,700	92,062
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit	35,237	37,359
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate	14,818	14,323
FHLB advances - variable rate
FHLB short-term advances
Other short-term advances
Accrued interest payable
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	607	876
Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,500	4,379
Certificates of deposit	1,840	1,843
Investment securities - held to maturity	3,495	3,995
Net loans receivable	91,032	90,588
Accrued interest receivable	744	1,219
FHLB stock	6,564	7,010
Bank owned life insurance	4,907	4,789
Deposits
Non-interest-bearing accounts	22,657	19,770
Interest-earning checking	25,075	23,541
Savings accounts	44,541	43,740
Money market accounts	21,743	19,958
Certificates of deposit	35,063	37,361
Advance payments by borrowers for taxes and insurance	2,256	2,065
FHLB advances - fixed rate	15,000	15,000
FHLB advances - variable rate	85,000	85,000
FHLB short-term advances	59,159	70,828
Other short-term advances	7,000
Accrued interest payable	487	823
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	96,488	107,448
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	618	883
Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,500	4,379
Certificates of deposit	1,840	1,843
Investment securities - held to maturity	3,622	4,080
Net loans receivable	98,700	92,062
Accrued interest receivable	744	1,219
FHLB stock	6,564	7,010
Bank owned life insurance	4,907	4,789
Deposits
Non-interest-bearing accounts	22,657	19,770
Interest-earning checking	25,075	23,541
Savings accounts	44,541	43,740
Money market accounts	21,743	19,958
Certificates of deposit	35,237	37,359
Advance payments by borrowers for taxes and insurance	2,256	2,065
FHLB advances - fixed rate	14,818	14,323
FHLB advances - variable rate	85,000	85,000
FHLB short-term advances	59,159	70,828
Other short-term advances	7,000
Accrued interest payable	487	823
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	96,042	107,832
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 607	$ 876